Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Disclosure [Abstract]
Share-Based Payment Arrangement, Option, Activity [Table Text Block]

A summary of stock option activity for the nine months ended September 30, 2024 is as follows (dollars in thousands):

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2023	766,142	$3.76
Granted	-	N/A
Exercised	(11,999)	1.98
Cancelled/forfeited/expired	(148,580)	3.51
Outstanding at September 30, 2024	605,563	$4.21

Exercisable at September 30, 2024	232,233	$7.69

A summary of stock option activity for the year ended December 31, 2023 is as follows (dollars in thousands):

	Shares	Weighted Average Exercise Price
Outstanding at January 1, 2023	31,963	$46.28
Granted	735,999	2.02
Exercised	-	N/A
Cancelled/forfeited/expired	(1,820)	50.39
Outstanding at December 31, 2023	766,142	3.76

Exercisable at December 31, 2023	296,812	$6.49

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The grant-date fair values of the Company’s stock options awards were estimated using the following assumptions:

	Year Ended December 31,
	2023	2022
Risk free interest rate	4.44%	2.70%
Expected term (years)	5.0	5.0
Expected volatility	204%	93.2%
Expected dividend yield	0%	0%

Nonvested Restricted Stock Shares Activity [Table Text Block]

A summary of RSA activity for the nine months ended September 30, 2024 is as follows (dollars in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2024	189,893	$2.28
Granted	86,932	2.80
Vested	(123,626)	3.23
Forfeited	-
Unvested at September 30, 2024	153,199	$1.87

A summary of RSA activity for the year December 31, 2023 is as follows (dollars in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2023	52,545	$13.48
Granted	346,508	4.10
Vested	(198,090)	5.71
Forfeited	(11,070)	10.36
Unvested at December 31, 2023	189,893	$2.28